Trade and Other Payables - Summary of Trade and Other Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Trade and other payables, Current	$ 275,331,618	$ 309,883,528
Trade and other payables, Non-current	450,421	632,643
Energy Suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	66,627,358	80,832,851
Fuel and Gas Suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	39,787,839	13,300,050
Payables to Tax Authorities Other Than Corporate Income Tax [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	1,547,674	2,353,000
Payables for Goods and Services [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	32,379,106	56,004,450
Trade and other payables, Non-current	6,765	5,431
Asset Purchases [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	111,336,945	90,585,971
Deposits in Guarantee [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	183,514	194,193
Dividends Payable to Non-controlling Interests [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	9,357,160	53,139,347
Mitsubishi Contract (LTSA) [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	710,477	1,227,656
Other Employee Benefits [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	12,745,222	11,741,237
Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, Current	656,323	504,773
Trade and other payables, Non-current	$ 443,656	$ 627,212